Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021	Feb. 28, 2020
Fair Value, Option, Quantitative Disclosures [Line Items]
Restricted Cash	$ 6.8	$ 6.1	$ 5.8	$ 6.1
Foreign exchange forward contracts	2.3	1.0
Foreign Currency Contracts, Liability, Fair Value Disclosure	(0.3)	(0.3)
Unrealized gain (loss) on investments	0.5	0.0	(0.5)
Viccarbe Habitat, S.L. Q3 FY22
Fair Value, Option, Quantitative Disclosures [Line Items]
Business Combination, Contingent Consideration, Liability	13.8
Auction Rate Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Available-for-sale Securities, Par Value	3.2
Other than Temporary Impairment Losses, Investments	0.9
Unrealized gain (loss) on investments	0.2
Estimated Reduction in Fair Value due to a One Hundred Basis Point Increase in Discount Rate	0.2
Fair Value, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Cash and cash equivalents	90.4	200.9
Restricted Cash	6.8	6.1
Assets, Fair Value Disclosure	101.6	210.6
Foreign Currency Contracts, Liability, Fair Value Disclosure	(0.3)	(0.3)
Contingent Consideration Classified as Equity, Fair Value Disclosure	(9.5)	(4.9)
Liabilities, Fair Value Disclosure	(9.8)	(5.2)
Fair Value, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Foreign exchange forward contracts	2.3	1.0
Fair Value, Recurring [Member] | Auction Rate Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Auction rate security	2.1	2.6
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Cash and cash equivalents	90.4	200.9
Restricted Cash	6.8	6.1
Assets, Fair Value Disclosure	97.2	207.0
Foreign Currency Contracts, Liability, Fair Value Disclosure	0.0	0.0
Contingent Consideration Classified as Equity, Fair Value Disclosure	0.0	0.0
Liabilities, Fair Value Disclosure	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Foreign exchange forward contracts	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Auction Rate Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Auction rate security	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Cash and cash equivalents	0.0	0.0
Restricted Cash	0.0	0.0
Assets, Fair Value Disclosure	2.3	1.0
Foreign Currency Contracts, Liability, Fair Value Disclosure	(0.3)	(0.3)
Contingent Consideration Classified as Equity, Fair Value Disclosure	0.0	0.0
Liabilities, Fair Value Disclosure	(0.3)	(0.3)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Foreign exchange forward contracts	2.3	1.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Auction Rate Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Auction rate security	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Cash and cash equivalents	0.0	0.0
Restricted Cash	0.0	0.0
Assets, Fair Value Disclosure	2.1	2.6
Foreign Currency Contracts, Liability, Fair Value Disclosure	0.0	0.0
Contingent Consideration Classified as Equity, Fair Value Disclosure	(9.5)	(4.9)
Liabilities, Fair Value Disclosure	(9.5)	(4.9)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Foreign Exchange Contract [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Foreign exchange forward contracts	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Auction Rate Securities [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Auction rate security	2.1	2.6	2.6
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(0.5)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Type [Domain] | Viccarbe Habitat, S.L. Q3 FY22 | Fair Value, Disclosure Item Amounts [Domain]
Fair Value, Option, Quantitative Disclosures [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	5.2
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Type [Domain] | Viccarbe Habitat, S.L. Q3 FY22
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure	(9.5)	(4.9)	$ 0.0
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		$ 4.9
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Contingent Consideration Type [Domain] | Viccarbe Habitat, S.L. Q3 FY22 | Foreign Currency Gain (Loss)
Fair Value, Option, Quantitative Disclosures [Line Items]
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (0.6)